DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST  TWO WORLD TRADE CENTER, NEW YORK,
                                              NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter U.S. Government Securities Trust for the fiscal year ended December 31, 1997.

Over the past year, the U.S. economy exhibited healthy growth with declining inflation and strong employment growth. In this environment the Federal Reserve Board periodically expressed concern that inflationary pressures could be on the rise. However, inflation remained in check. Accordingly, since March the Federal Reserve Board has left interest rates unchanged.

As the summer came to a close the Southeast Asian currency crises erupted, causing an investor "flight to quality." As a result, demand for U.S. Treasury securities and the U.S. dollar increased. With many of the Southeast Asian "Tiger" economies in turmoil, 1998 may see the United States inherit the deflationary (declining prices) aspect of those markets. This is likely to benefit the disinflationary (slowing in the rate of price increases) trend here.

Real interest rates (market interest rates less inflation) in the United States remain above historical norms. A realization of this situation by investors, combined with the probability of a surplus in the U.S. budget (leading to a reduction in the issuance of U.S. Treasury securities beginning in 1998), could cause interest rates to continue to decline in the months to come.

On December 31, 1997, the five-year U.S. Treasury note was yielding 5.71 percent compared to 6.21 percent a year ago.

PERFORMANCE

On December 31, 1997, Dean Witter U.S. Government Securities Trust had net assets in excess of $5.4 billion. Total return for the Fund's Class B shares for the fiscal year was 8.56 percent. This performance includes income distributions totaling approximately $0.56 per share and a change in net asset value from $8.92 per share on December 31, 1996,

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

to $9.10 per share at the end of 1997.
Performance for the fiscal year
reflected the volatility of the market
and the overall declining interest rate
environment in 1997. For the same
period the Lehman Brothers General U.S.
Government Index registered a total
return of 9.59 percent and the Lipper
Analytical Services Inc. General U.S.
Government Funds Index registered a
total return of 8.81 percent.

The accompanying chart illustrates the
growth of a $10,000 investment in the
Fund for the 10 years ended December
31, 1997, versus similar hypothetical
investments in the issues that comprise
the Lehman Brothers General U.S.
Government Index and the Lipper General
U.S. Government Funds Index.

PORTFOLIO STRUCTURE

As of December 31, 1997, 77 percent of
the Fund's assets was invested in
Government National Mortgage
Association mortgage-backed securities
(GNMAs). The balance of the Fund's
assets was invested in U.S. government
and agency (Resolution Funding
Corporation) securities (8 percent) and
U.S. Treasury securities (15 percent).
The Fund's average duration stood at
approximately 5 years. (Duration
measures a bond fund's sensitivity to
interest rate fluctuations.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000 -- Class
            B
    ($ in Thousands)
     Average Annual
      Total Returns
                             1 Year      5 Years     10 Years
8.56%(1)                     6.21%(1)     7.44%(1)
3.56%(2)                     5.90%(2)     7.44%(2)
                                 Fund   Lehman (4)  Lipper (5)
December 1987                 $10,000      $10,000     $10,000
December 1988                 $10,674      $10,703     $10,666
December 1989                 $11,858      $12,226     $11,990
December 1990                 $12,866      $13,292     $12,951
December 1991                 $14,336      $15,329     $14,846
December 1992                 $15,161      $16,437     $15,752
December 1993                 $16,243      $16,189     $17,062
December 1994                 $15,672      $17,574     $16,253
December 1995                 $18,296      $20,797     $19,007
December 1996                 $18,874      $21,373     $19,389
December 1997              $20,489(3)      $23,423     $21,097

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1997.
(4) The Lehman Brothers General U.S. Government Index is a broad-based measure of all U.S. Government and U.S. Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

We believe that GNMAs continue to offer significant long-term value and, in the current investment environment, offer not only an incremental yield incentive over U.S. Treasury securities of similar maturity but also the potential for attractive returns.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

LOOKING AHEAD

U.S. economic growth is expected to remain healthy in early 1998, with the Federal Reserve Board unlikely to raise interest rates. However, the central bank may need to reassess its current complacent stance on monetary policy during the year should inordinately strong economic growth cause an unacceptable increase in inflation.

We appreciate your ongoing support of Dean Witter U.S Government Securities Trust and look forward to continuing to serve your investment objectives in the months and years to come.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                           COUPON
THOUSANDS                                      MATURITY DATE                                       RATE       VALUE
------------------------------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES (77.1%)
            Government National Mortgage Assoc. I (76.1%)
$  320,542  10/15/22 - 02/15/24.................................................................    6.50% $  317,236,160
 1,682,261  04/15/17 - 04/15/26.................................................................    7.00   1,695,929,120
   842,318  11/15/02 - 06/15/27.................................................................    7.50     863,112,493
   325,793  10/15/16 - 07/15/26.................................................................    8.00     337,806,278
   325,080  07/15/06 - 04/15/25.................................................................    8.50     341,435,525
   233,471  10/15/08 - 08/15/21.................................................................    9.00     249,667,923
   157,340  10/15/09 - 12/15/20.................................................................    9.50     170,221,960
   170,531  11/15/09 - 11/15/20.................................................................   10.00     185,771,705
       457  05/15/10 - 06/15/15.................................................................   12.50         523,189
                                                                                                          --------------
                                                                                                           4,161,704,353
                                                                                                          --------------

            Government National Mortgage Assoc. II (0.8%)
    45,149  01/20/24 - 02/20/24.................................................................    6.50      44,429,793
                                                                                                          --------------

            Government National Mortgage Assoc. GPM I (0.2%)
     7,022  08/15/13 - 09/15/15.................................................................   12.25       8,130,656
                                                                                                          --------------

            TOTAL MORTGAGE-BACKED SECURITIES
            (IDENTIFIED COST $4,097,770,804)............................................................   4,214,264,802
                                                                                                          --------------

            U.S. GOVERNMENT OBLIGATIONS (15.3%)
            U.S. Treasury Notes (3.1%)
    10,000  08/15/07............................................................................    6.125     10,277,100
    10,000  02/15/07............................................................................    6.25      10,319,800
   149,100  04/15/98............................................................................    7.875    150,082,569
                                                                                                          --------------
                                                                                                             170,679,469
                                                                                                          --------------

            U.S. Treasury Principal Strips (12.2%)
   123,000  02/15/04............................................................................    0.00      86,777,730
   380,000  05/15/04............................................................................    0.00     264,126,600
   385,000  08/15/04............................................................................    0.00     263,859,750
    75,000  11/15/04............................................................................    0.00      50,612,250
                                                                                                          --------------
                                                                                                             665,376,330
                                                                                                          --------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (IDENTIFIED COST $734,103,884)..............................................................     836,055,799
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL                                       DESCRIPTION
AMOUNT IN                                           AND                                           COUPON
THOUSANDS                                      MATURITY DATE                                       RATE       VALUE
------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES (7.5%)
            Resolution Funding Corp. Zero Coupon Strips
$   33,500  07/15/02............................................................................    0.00% $   25,808,400
     5,049  10/15/02............................................................................    0.00       3,831,383
   109,000  04/15/03............................................................................    0.00      80,065,950
    55,000  07/15/03............................................................................    0.00      39,815,050
    69,000  10/15/03............................................................................    0.00      49,193,550
    89,882  01/15/04............................................................................    0.00      63,143,903
    84,419  04/15/04............................................................................    0.00      58,412,883
    68,000  07/15/04............................................................................    0.00      46,370,560
    18,000  07/15/07............................................................................    0.00      10,285,200
    56,000  10/15/07............................................................................    0.00      31,505,040
                                                                                                          --------------

TOTAL U.S. GOVERNMENT AGENCIES
(IDENTIFIED COST $365,841,937).................................................................              408,431,919
                                                                                                          --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $5,197,716,625) (a)...........................................................   99.9%    5,458,752,520

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.................................................    0.1         6,663,774
                                                                                                 ------   --------------

NET ASSETS.....................................................................................  100.0%   $5,465,416,294
                                                                                                 ------   --------------
                                                                                                 ------   --------------

---------------------

GPM  Graduated Payment Mortgage.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $264,369,394 and the aggregate gross unrealized depreciation is $3,333,499, resulting in net unrealized appreciation of $261,035,895.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $5,197,716,625).........................................................  $ 5,458,752,520
Cash.......................................................................................          160,038
Receivable for:
    Interest...............................................................................       29,010,778
    Shares of beneficial interest sold.....................................................        2,655,105
Prepaid expenses and other assets..........................................................           73,731
                                                                                             ---------------
     TOTAL ASSETS..........................................................................    5,490,652,172
                                                                                             ---------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders............................................       15,835,163
    Plan of distribution fee...............................................................        3,703,798
    Shares of beneficial interest repurchased..............................................        3,112,142
    Investment management fee..............................................................        2,131,197
Accrued expenses...........................................................................          453,578
                                                                                             ---------------
     TOTAL LIABILITIES.....................................................................       25,235,878
                                                                                             ---------------
     NET ASSETS............................................................................  $ 5,465,416,294
                                                                                             ---------------
                                                                                             ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $ 6,228,468,468
Net unrealized appreciation................................................................      261,035,895
Accumulated net realized loss..............................................................   (1,024,088,069)
                                                                                             ---------------
     NET ASSETS............................................................................  $ 5,465,416,294
                                                                                             ---------------
                                                                                             ---------------
CLASS A SHARES:
Net Assets.................................................................................      $20,841,089
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        2,292,255
     NET ASSET VALUE PER SHARE.............................................................            $9.09
                                                                                             ---------------
                                                                                             ---------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE).....................................            $9.49
                                                                                             ---------------
                                                                                             ---------------
CLASS B SHARES:
Net Assets.................................................................................   $5,428,823,433
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................      596,277,853
     NET ASSET VALUE PER SHARE.............................................................            $9.10
                                                                                             ---------------
                                                                                             ---------------
CLASS C SHARES:
Net Assets.................................................................................       $4,384,815
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................          478,135
     NET ASSET VALUE PER SHARE.............................................................            $9.17
                                                                                             ---------------
                                                                                             ---------------
CLASS D SHARES:
Net Assets.................................................................................      $11,366,957
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)..................................        1,248,136
     NET ASSET VALUE PER SHARE.............................................................            $9.11
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997*

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $437,653,070
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        13,027
Plan of distribution fee (Class B shares).....................................................    43,758,596
Plan of distribution fee (Class C shares).....................................................         7,914
Investment management fee.....................................................................    24,916,951
Transfer agent fees and expenses..............................................................     3,763,233
Custodian fees................................................................................       890,060
Shareholder reports and notices...............................................................       197,342
Registration fees.............................................................................       127,534
Professional fees.............................................................................        85,861
Trustees' fees and expenses...................................................................        13,950
Other.........................................................................................        78,135
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    73,852,603
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   363,800,467
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.............................................................................    (3,836,410)
Net change in unrealized appreciation.........................................................   118,550,225
                                                                                                ------------

     NET GAIN.................................................................................   114,713,815
                                                                                                ------------

NET INCREASE..................................................................................  $478,514,282
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31,1997*  DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................  $     363,800,467  $     445,096,615
Net realized loss.....................................................         (3,836,410)       (18,950,945)
Net change in unrealized appreciation.................................        118,550,225       (237,138,336)
                                                                        -----------------  -----------------

     NET INCREASE.....................................................        478,514,282        189,007,334
                                                                        -----------------  -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares........................................................           (342,413)        --
Class B shares........................................................       (363,065,315)      (447,472,130)
Class C shares........................................................            (61,336)        --
Class D shares........................................................           (326,681)        --
                                                                        -----------------  -----------------

     TOTAL............................................................       (363,795,745)      (447,472,130)
                                                                        -----------------  -----------------
Net decrease from transactions in shares of beneficial interest.......     (1,098,840,399)    (1,246,903,069)
                                                                        -----------------  -----------------

     NET DECREASE.....................................................       (984,121,862)    (1,505,367,865)

NET ASSETS:
Beginning of period...................................................      6,449,538,156      7,954,906,021
                                                                        -----------------  -----------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $0 AND
    $4,722, RESPECTIVELY).............................................  $   5,465,416,294  $   6,449,538,156
                                                                        -----------------  -----------------
                                                                        -----------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters,

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $34,202,402 at December 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended December 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $25, $5,836,190 and $7,040, respectively and received $159,161 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 1997 were $230,029,244 and $1,421,599,531, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $151,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,435. At December 31, 1997, the Fund had an accrued pension liability of $49,587 included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1997, the Fund had a net capital loss carryover of approximately $1,022,594,000, which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                                                 IN THOUSANDS
--------------------------------------------------------------------------------------------------------------
    1998           1999           2000           2001           2002          2003         2004        2005
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------
$     108,731  $     261,525  $     154,964  $     263,492  $     118,056  $    63,667  $    49,153  $   3,006
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------
-------------  -------------  -------------  -------------  -------------  -----------  -----------  ---------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,418,000 during fiscal 1997.

At December 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was credited and paid-in-capital was charged $270,986,532.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE YEAR                       FOR THE YEAR
                                                  ENDED                               ENDED
                                            DECEMBER 31, 1997+                  DECEMBER 31, 1996
                                     --------------------------------   ---------------------------------
                                         SHARES           AMOUNT            SHARES            AMOUNT
                                     --------------   ---------------   --------------   ----------------
CLASS A SHARES*
Sold...............................       2,724,542   $    24,540,441         --                --
Reinvestment of dividends..........           7,949            72,059         --                --
Redeemed...........................        (440,236)       (3,982,964)        --                --
                                     --------------   ---------------   --------------   ----------------
Net increase - Class A.............       2,292,255        20,629,536         --                --
                                     --------------   ---------------   --------------   ----------------

CLASS B SHARES
Sold...............................      67,708,563       606,120,050       44,291,927   $    394,473,930
Reinvestment of dividends..........      20,782,743       185,683,576       25,980,320        230,960,458
Redeemed...........................    (214,633,493)   (1,917,929,811)    (210,573,457)    (1,872,337,457)
                                     --------------   ---------------   --------------   ----------------
Net decrease - Class B.............    (126,142,187)   (1,126,126,185)    (140,301,210)    (1,246,903,069)
                                     --------------   ---------------   --------------   ----------------

CLASS C SHARES*
Sold...............................         552,334         5,029,381         --                --
Reinvestment of dividends..........           4,930            45,056         --                --
Redeemed...........................         (79,129)         (724,422)        --                --
                                     --------------   ---------------   --------------   ----------------
Net increase - Class C.............         478,135         4,350,015         --                --
                                     --------------   ---------------   --------------   ----------------

CLASS D SHARES*
Sold...............................         324,174         2,938,529         --                --
Reinvestment of dividends..........          34,780           314,925         --                --
Redeemed...........................        (104,962)         (947,219)        --                --
                                     --------------   ---------------   --------------   ----------------
Net increase - Class D.............         253,992         2,306,235         --                --
                                     --------------   ---------------   --------------   ----------------
Net decrease in Fund...............    (123,117,805)  $(1,098,840,399)    (140,301,210)  $ (1,246,903,069)
                                     --------------   ---------------   --------------   ----------------
                                     --------------   ---------------   --------------   ----------------

---------------------

 + On July 28, 1997, 994,144 shares representing $8,977,118 were transferred to Class D.
 *   For the period July 28, 1997 (issue date) through December 31, 1997.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE YEAR ENDED DECEMBER 31
                   -----------------------------------------------------------------------------------------------------------
                    1997*       1996       1995       1994       1993       1992       1991       1990       1989       1988
------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period..........  $   8.92   $   9.21   $   8.41   $   9.31   $   9.30   $   9.52   $   9.37   $   9.51   $   9.42   $   9.75
                   --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

Net investment
 income..........      0.56       0.56       0.57       0.58       0.64       0.74       0.87       0.90       0.91       0.97

Net realized and
 unrealized gain
 (loss)..........      0.18      (0.29)      0.80      (0.90)      0.01      (0.22)      0.15      (0.14)      0.09      (0.33)
                   --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

Total from
 investment
 operations......      0.74       0.27       1.37      (0.32)      0.65       0.52       1.02       0.76       1.00       0.64
                   --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

Less dividends
 from net
 investment
 income..........     (0.56)     (0.56)     (0.57)     (0.58)     (0.64)     (0.74)     (0.87)     (0.90)     (0.91)     (0.97)
                   --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

Net asset value,
 end of period...  $   9.10   $   8.92   $   9.21   $   8.41   $   9.31   $   9.30   $   9.52   $   9.37   $   9.51   $   9.42
                   --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
                   --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

TOTAL INVESTMENT
RETURN+..........      8.56%      3.16%     16.74%     (3.51)%     7.13%      5.76%     11.43%      8.49%     11.10%      6.74%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      1.26%      1.25%      1.24%      1.22%      1.18%      1.20%      1.17%      1.23%      1.19%      1.21%

Net investment
 income..........      6.22%      6.28%      6.44%      6.57%      6.78%      7.91%      9.23%      9.60%      9.62%     10.01%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........    $5,429     $6,450     $7,955     $8,211    $12,235    $12,484    $11,736     $9,829    $10,167    $10,366

Portfolio
 turnover rate...         4%         8%        14%        26%        32%        40%       104%        54%        44%        15%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                              1997
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.03
                                                                             ------
Net investment income.................................................         0.25
Net realized and unrealized gain......................................         0.06
                                                                             ------
Total from investment operations......................................         0.31
                                                                             ------
Less dividends from net investment income.............................        (0.25)
                                                                             ------
Net asset value, end of period........................................      $  9.09
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         3.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.77%(2)
Net investment income.................................................         6.57%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $20,841
Portfolio turnover rate...............................................            4%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.03
                                                                             ------
Net investment income.................................................         0.23
Net realized and unrealized gain......................................         0.14
                                                                             ------
Total from investment operations......................................         0.37
                                                                             ------
Less dividends from net investment income.............................        (0.23)
                                                                             ------
Net asset value, end of period........................................      $  9.17
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         4.14%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.25%(2)
Net investment income.................................................         5.81%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $4,385
Portfolio turnover rate...............................................            4%

---------------------

 *   The date shares were issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                              1997
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  9.03
                                                                             ------

Net investment income.................................................         0.27

Net realized and unrealized gain......................................         0.08
                                                                             ------

Total from investment operations......................................         0.35
                                                                             ------

Less dividends from net investment income.............................        (0.27)
                                                                             ------

Net asset value, end of period........................................      $  9.11
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         3.87%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.52%(2)

Net investment income.................................................         6.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $11,367

Portfolio turnover rate...............................................            4%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter U.S. Government Securities Trust (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 9, 1998

TRUSTEES                                               DEAN WITTER
                                                       U.S. GOVERNMENT
Michael Bozic                                          SECURITIES TRUST
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT                                                          [PHOTO]

Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

                                                            ANNUAL REPORT
                                                            DECEMBER 31, 1997

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.